Income Taxes - Components of Loss Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
U.S.					$ (198,245)	$ (247,030)	$ (8,120)
Foreign					1,000	3,109	1,957
Loss before income taxes	$ (32,603)	$ (34,408)	$ (87,503)	$ (150,795)	$ (197,245)	$ (243,921)	$ (6,163)